American Funds Insurance Series® Statement of Additional Information Supplement December 5, 2016 (for statement of additional information dated May 1, 2016, as supplemented to date)

The first and second paragraphs under the heading “Investing through Stock Connect” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended in their entirety to read as follows:

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly.  Stock Connect is subject to aggregate and daily quota limitations on purchases and the fund may experience delays in transacting via Stock Connect. The fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-025-1216O CGD/10149-S57824

American Funds Insurance Series® Managed Risk Funds Statement of Additional Information Supplement December 5, 2016 (for statement of additional information dated May 1, 2016)

The first and second paragraphs under the sub-heading “Investing through Stock Connect” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended in their entirety to read as follows:

Investing through Stock Connect — The underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly.  Stock Connect is subject to aggregate and daily quota limitations on purchases and the underlying fund may experience delays in transacting via Stock Connect. The underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-008-1216O CGD/10149-S57825

American Funds Insurance Series® Portfolio Series Statement of Additional Information Supplement December 5, 2016 (for statement of additional information dated May 1, 2016)

The first and second paragraphs under the sub-heading “Investing through Stock Connect” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended in their entirety to read as follows:

Investing through Stock Connect — An underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact an underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly.  Stock Connect is subject to aggregate and daily quota limitations on purchases and an underlying fund may experience delays in transacting via Stock Connect. An underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-004-1216O CGD/10149-S57826